DEBT - Disclosure of continuity of total debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Total debt as at January 1	$ 373,485	$ 355,481
Lease additions on initial application of IFRS 16	0	5,962
Lease additions	8,131	11,295
Equipment loan net proceeds	0	21,852
Lease related obligations on sale leaseback transaction	0	12,161
Lease liabilities and equipment loans repayments	(14,362)	(18,920)
Unrealized foreign exchange gain	(6,541)	(16,654)
Amortization of deferred financing charges	2,691	2,308
Total debt as at December 31	$ 363,404	$ 373,485